Debt and Credit Agreements - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current liabilities:
Long-term debt payable within one year	$ 733	$ 603
Long-term liabilities:
Long-term debt	13,030	13,017
Total long-term debt	$ 13,763	$ 13,620